Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued payroll	$ 822	$ 620
Accrued housing allowance	294	548
Accrued other social benefit	1,087	1,792
Deposits received from customers	25	17
Unbilled purchases from suppliers	35	238
Accrued audit fee	251	257
Others	475	510
Accrued Liabilities and Other Liabilities Current, Total	$ 2,989	$ 3,982